Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
In the fourth quarter of 2025, the Company adopted ASU 2023-09 – Income Taxes (Topic 740): Improvements to income tax disclosures prospectively, and the associated disclosure changes have been reflected below.

The Company's consolidated effective income tax rate differs from the Canadian, or domestic, statutory federal tax rate. The effective tax rate is affected by recurring items in provincial, U.S. federal, state and other foreign jurisdictions, such as tax rates and the proportion of income earned in those jurisdictions. The effective tax rate is also affected by other items such as the impact of transactions that are taxable or deductible at lower inclusion rates, changes in net unrecognized tax benefits, changes in income tax laws, and other items.

In the fourth quarter of 2023, the Company received a ruling from taxation authorities in a non-U.S. foreign jurisdiction in connection with prior taxation years. Consistent with the ruling, and effective as of January 1, 2021, the Company has foregone favorable tax deductions of a permanent nature on certain income generated from intercompany arrangements. This resulted in the Company generating tax-deductible goodwill approximating the value of the foregone tax deductions, which is available to be amortized over a period of up to ten years.

As a result, in 2023, the Company recorded a net deferred income tax recovery of $682 million, comprised of a $767 million deferred income tax recovery related to the tax-deductible goodwill initially generated as of January 1, 2021, partly offset by a $85 million income tax expense related to the foregone tax deduction ($31 million for 2023 and $54 million for prior years) which was initially recorded in current taxes and was then reclassified to deferred taxes following the amortization of the tax-deductible goodwill for those years.

Income tax expense and effective tax rate reconciliation after adoption of ASU 2023-09

Year ended December 31,	2025
In millions, except rate data	Amount	Rate
Income tax expense at Canadian statutory federal tax rate	$940	15.0%
Income tax expense (recovery) resulting from:
Canadian federal reconciling items:
Nontaxable or nondeductible items, net (1)	(1)	—%
Other (2)	(14)	(0.2)%
Canadian provincial income taxes, net of federal effect: (3) (4)	537	8.6%
Foreign tax affects (5):
U.S.:
Federal tax rate differential	46	0.7%
Other (1) (2) (4)	36	0.5%
Income tax expense / Effective tax rate (6)	$1,544	24.6%
(1)     Includes the federal impact of items taxable or deductible at a lower inclusion rate on non-depreciable property disposals, foreign currency changes of a capital nature, impacts of equity-settled awards under the Company's stock-based compensation plans including excess tax benefits and deficiencies, and other items.
(2)    Includes the federal impact of provision-to-return and related adjustments resulting from income tax filings and (re)assessments, and other reconciling items.
(3)    The jurisdictions that make up the majority of the tax effect are the provinces of British Columbia, Ontario, and Saskatchewan.
(4)    Includes the income tax affect amount for the related subnational jurisdiction such as tax rate differentials, nontaxable or nondeductible items, tax law changes, and other reconciling items.
(5)    The other foreign jurisdictions are not separately presented in the reconciliation table since their reconciling items are below the threshold and net to zero because their effective tax rates are the same as the Canadian statutory federal tax rate, and their individual reconciling items are below the threshold.
(6)    The Company has elected to present, for all of its jurisdictions, the changes in net unrecognized tax benefits related to the current and prior years, including interest and penalties, in one reconciling item, which was $nil for the year ended December 31, 2025.
Net income tax payments after adoption of ASU 2023-09

In millions	Year ended December 31,	2025
Canada:
Federal		$436
Province of British Columbia		82
Province of Ontario		72
Province of Saskatchewan		47
Other provinces		111
U.S.		161
Other foreign jurisdictions		26
Total net income tax payments		$935

Income tax expense reconciliation and payments prior to adoption of ASU 2023-09

In millions	Year ended December 31,	2024	2023
Canadian statutory federal tax rate		15%	15%
Income tax expense at the Canadian statutory federal tax rate		$878	$973
Income tax expense resulting from:
Provincial and foreign income taxes (1)		582	633
Tax-deductible goodwill and related impacts (2)		—	(713)
Other (3)		(56)	(30)
Income tax expense		$1,404	$863
Net cash payments for income taxes		$1,221	$1,197
(1)     Includes the impact of Canadian provincial taxes, U.S. federal and state taxes, and other foreign taxes.
(2)    Relates to the impacts of recognizing the $767 million deferred income tax recovery party offset by a $54 million income tax expense on the foregone tax deductions related to prior taxation years.
(3)    Includes adjustments relating to the filing or resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, excess tax benefits resulting from the settlement of equity settled awards under the Company's stock-based compensation plans, and other items.

Information on a domestic and foreign basis prior to and after adoption of ASU 2023-09

In millions	Year ended December 31,	2025	2024	2023
Income before income taxes
Canada		$4,906	$4,540	$4,936
Foreign		1,358	1,312	1,552
Total income before income taxes		$6,264	$5,852	$6,488

In millions	Year ended December 31,	2025
Current income tax expense
Canada federal		$542
Canada provincial		405
Foreign		263
Total current income tax expense		$1,210
Deferred income tax expense (recovery)
Canada federal		$176
Canada provincial		132
Foreign		26
Total deferred income tax expense (recovery)		$334
Income tax expense (recovery)
Canada federal		$718
Canada provincial		537
Foreign		289
Total income tax expense (recovery)		$1,544

In millions	Year ended December 31,	2024	2023
Current income tax expense
Domestic		$860	$896
Foreign		219	255
Total current income tax expense		$1,079	$1,151
Deferred income tax expense (recovery)
Domestic		$282	$360
Foreign		43	(648)
Total deferred income tax expense (recovery)		$325	$(288)
Income tax expense		$1,404	$863

Net deferred income taxes

In millions	As at December 31,	2025	2024
Deferred income tax assets (liabilities)
Deferred income tax assets (1)		$611	$689
Deferred income tax liabilities		(11,223)	(10,874)
Net deferred income taxes		$(10,612)	$(10,185)

Deferred income tax assets
Tax-deductible goodwill (1)		$611	$689
Net operating losses and tax credit carryforwards (2)		246	235
Lease liabilities		116	131
Pension liability		86	92
Unrealized foreign exchange losses		68	124
Personal Injury & legal claims		53	61
Compensation reserves		45	34
Other postretirement benefits liability		35	37
Other		80	59
Total deferred income tax assets		$1,340	$1,462
Deferred income tax liabilities
Properties		$(10,319)	$(10,232)
Pension asset		(1,404)	(1,189)
Operating lease right-of-use assets		(110)	(121)
Other		(119)	(105)
Total deferred income tax liabilities		$(11,952)	$(11,647)
Net deferred income taxes		$(10,612)	$(10,185)
Net deferred income taxes by jurisdiction
Canada		$(6,901)	$(6,405)
Foreign U.S.		(4,322)	(4,469)
Foreign non-U.S. (1)		611	689
Net deferred income taxes		$(10,612)	$(10,185)
(1)As at December 31, 2025, the Company had tax-deductible goodwill of $5.2 billion remaining to be amortized which will expire in 2030.
(2)    As at December 31, 2025, the Company had net interest expense deduction carryforwards of $958 million which are available to offset future U.S. federal and state taxable income over an indefinite period. In addition, the Company had net operating loss carryforwards of $179 million for U.S. state tax purposes which are available to offset future U.S. state taxable income and are expiring between 2026 and 2045.

Deferred income tax assets and liabilities are recorded at enacted tax laws and rates of the periods in which the related temporary differences are expected to reverse. As a result, fiscal budget changes and/or changes in income tax laws that affect a change in the timing, the amount, and/or the income tax rate at which the temporary difference components will reverse, could materially affect the Company. Deferred income taxes have not been recognized on temporary differences related to investments in foreign subsidiaries where the Company intends and is able to indefinitely reinvest the underlying earnings and it is not apparent that such differences will reverse in the foreseeable future.The Company has not determined the amount of the related unrecognized deferred income tax liability because such determination is not practicable.
On an annual basis, the Company assesses the need to establish a valuation allowance for its deferred income tax assets, and if it is deemed more likely than not that its deferred income tax assets will not be realized, a valuation allowance is recorded. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income, of the necessary character, during the periods in which those temporary differences become deductible. Management considers the scheduled reversals of deferred income tax liabilities, the available carryback and carryforward periods, and projected future taxable income in making this assessment. As at December 31, 2025, in order to fully realize all of the deferred income tax assets excluding the tax-deductible goodwill, the Company will need to generate future taxable income of approximately $3.3 billion, and, based upon the level of historical taxable income, projections of future taxable income of the necessary character over the periods in which the deferred income tax assets are deductible, and the reversal of taxable temporary differences, management believes, following an assessment of the current economic environment, it is more likely than not that the Company will realize the benefits of these deductible differences. Management believes it is more likely than not that CN will fully realize the benefits of the remaining $5.2 billion unamortized tax-deductible goodwill because under the current tax laws the Company has the ability and intent to maintain the necessary intercompany arrangements that will generate sufficient future taxable income of the appropriate character in the non-U.S. foreign jurisdiction, and to fully utilize the tax-deductible goodwill.

Unrecognized tax benefits

In millions	Year ended December 31,	2025	2024	2023
Gross unrecognized tax benefits at beginning of year		$41	$46	$52
Increases for:
Tax positions related to the current year		4	4	4
Decrease for:
Tax positions related to prior years		(3)	(8)	(8)
Settlements		(1)	(1)	(2)
Gross unrecognized tax benefits at end of year		41	41	46
Adjustments to reflect tax treaties and other arrangements		(16)	(13)	(14)
Net unrecognized tax benefits at end of year		$25	$28	$32

As at December 31, 2025, the total amount of gross unrecognized tax benefits was $41 million, before considering tax treaties and other arrangements between taxation authorities. The amount of net unrecognized tax benefits as at December 31, 2025 was $25 million. If recognized, all of the net unrecognized tax benefits as at December 31, 2025 would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits in Income tax expense in the Statements of Income. The Company recorded a net tax recovery of $3 million related to net interest and penalties for the year ended December 31, 2025 and a net tax expense of $4 million and $1 million related to net interest and penalties for the years ended December 31, 2024 and December 31, 2023 respectively. As at December 31, 2025, the Company had accrued interest and penalties of $15 million (2024 - $18 million).

In Canada, the Company's federal and provincial income tax returns filed for the years 2019 to 2024 remain subject to examination by the taxation authorities. An examination of the Company's federal income tax returns for the years 2019 to 2022 are currently in progress and years 2019 to 2021 are expected to be completed during 2026. In the U.S., the federal income tax returns filed for the years 2022 to 2024 and the state income tax returns filed for the years 2018 to 2024 remain subject to examination by the taxation authorities. The Company does not anticipate any significant impacts to its results of operations or financial position as a result of the final resolutions of such matters.